Segment information - Segment revenues - Additional information (Details) - EUR (€) € in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenue		€ 21,545	€ 21,297
VOO [Member]
Disclosure of operating segments [line items]
Revenue of acquiree since acquisition date	€ 38
Operating segments [member]
Disclosure of operating segments [line items]
Revenue			21,297
Operating segments [member] | Fixed only broadband [member]
Disclosure of operating segments [line items]
Revenue		1,496	1,473
Operating segments [member] | Fixed only narrowband [member]
Disclosure of operating segments [line items]
Revenue		369	434
Operating segments [member] | Data services [member]
Disclosure of operating segments [line items]
Revenue		1,177	1,224
Operating segments [member] | Voice services [member]
Disclosure of operating segments [line items]
Revenue		464	514
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Revenue		3,944	3,888
Operating segments [member] | Enterprise, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Revenue		2,546	2,552
Operating segments [member] | Enterprise, operating segment [member] | SPAIN
Disclosure of operating segments [line items]
Revenue		9	8
Operating segments [member] | Enterprise, operating segment [member] | Europe, excluding France and Spain [member]
Disclosure of operating segments [line items]
Revenue		861	838
Operating segments [member] | Enterprise, operating segment [member] | Countries other than Europe [member]
Disclosure of operating segments [line items]
Revenue		528	491
Operating segments [member] | Totem
Disclosure of operating segments [line items]
Revenue		342	328
Operating segments [member] | Totem | FRANCE
Disclosure of operating segments [line items]
Revenue		239	224
Operating segments [member] | Totem | SPAIN
Disclosure of operating segments [line items]
Revenue		104	105
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Revenue		763	772
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Revenue		€ 674	€ 690